Share-based Compensation (Tables) - 2024 LTIP [Member]	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of share options valuation assumptions

Grants in 2024 under the 2024 LTIP
Expected term—years (1)	1 - 6.47
Current share value	$5.10
Expected volatility (2)	51.5% - 52.5%
Risk-free interest rate (3)	3.97% - 4.01%
Dividend yield (4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.
(2)
Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)
Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Schedule of share option activity

The Company’s share option activity for the year ended December 31, 2025 was as follows:

	Number of share options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual life (years	Aggregate Intrinsic Value (In millions)
Outstanding as of December 31, 2024	23,636,916	£0.0001	6.1		$3.8
Issued to related parties	2,500,000	£0.0001	—
Issued to employees	3,098,270	£0.0001	5.2
Exercised by related parties	(14,364,174)	£0.0001	—
Exercised by employees	(1,333,215)	£0.0001	—
Cancelled/Forfeited	(630,455)	£0.0001	—
Outstanding as of December 31, 2025	12,907,342	£0.0001	3.6		$2.6
Vested and exercisable	5,254,232	£0.0001	3.5	$
Vested and expected to vest	12,907,342	£0.0001	3.6		$2.6